UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Trafelet Capital Management, L.P.

Address:   590 Madison Ave, 26th Floor
           New York, NY 10022


Form 13F File Number: 028-12508


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kristi Biondo
Title:  Chief Financial Officer
Phone:  (212) 201-7850

Signature,  Place,  and  Date  of  Signing:

/s/ Kristi Biondo                  New York, NY                       11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              11

Form 13F Information Table Value Total:  $      150,832
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-10829             Trafelet & Company Advisors, LLC
----  --------------------  ----------------------------------------------------
2     028-10380             Trafelet & Company, LLC
----  --------------------  ----------------------------------------------------
3     028-13171             Remy W. Trafelet
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------ ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------ ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ATLAS ENERGY LP          COM UNITS LP     04930A104   29,941   866,863 SH       DEFINED    1,2,3      866,863      0    0
CEDAR FAIR L P           DEPOSITRY UNIT   150185106   38,133 1,139,307 SH       DEFINED    1,2,3    1,139,307      0    0
CHRISTOPHER & BANKS CORP COM              171046105    4,100 1,168,000 SH       DEFINED    1,2,3    1,168,000      0    0
GOODRICH PETE CORP       COM NEW          382410405    3,135   248,000 SH       DEFINED    1,2,3      248,000      0    0
HOMESTREET INC           COM              43785V102   23,292   611,988 SH       DEFINED    1,2,3      611,988      0    0
KINDER MORGAN INC DEL    *W EXP 05/25/201 49456B119    5,132 1,525,000 SH       DEFINED    1,2,4    1,525,000      0    0
PHH CORP                 COM NEW          693320202    1,286    63,214 SH       DEFINED    1,2,5       63,214      0    0
PROSPECT GLOBAL RES INC  COM              74348X103    2,741 1,176,471 SH       DEFINED    1,2,6    1,176,471      0    0
SIX FLAGS ENTMT CORP NEW COM              83001A102   18,045   306,880 SH       DEFINED    1,2,3      306,880      0    0
VIRGIN MEDIA INC         COM              92769L101   23,754   807,400 SH       DEFINED    1,2,3      807,400      0    0
VITRAN CORP INC          COM              92850E107    1,273   215,300 SH       DEFINED    1,2,3      215,300      0    0


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